Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Angola (USD) (2%)
4,720,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$5,000
5,695,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	6,149
7,425,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	8,068
6,330,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	7,386
		26,603

Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	398

Argentina (USD) (2%)
4,442,500	Argentine Republic Government International Bond, 3.75%, 12/31/38	1,886
4,475,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	2,214
4,240,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	1,806
3,985,000	Argentine Republic Government International Bond, 7.13%, 7/06/36 (b)	1,735
2,290,000	Argentine Republic Government International Bond, 7.13%, 6/28/17 (b)	997
7,585,000	Argentine Republic Government International Bond, 7.50%, 4/22/26	3,477
11,966,394	Argentine Republic Government International Bond, 8.28%, 12/31/33	6,656
1,940,000	Provincia de Buenos Aires/Argentina 144A, 6.50%, 2/15/23 (a)	737
1,475,000	Provincia de Buenos Aires/Argentina 144A, 7.88%, 6/15/27 (a)	561

4,910,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	3,903
		23,972

Armenia (USD) (1%)
10,885,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	12,904

Azerbaijan (USD) (0%)
3,935,000	Southern Gas Corridor CJSC 144A, 6.88%, 3/24/26 (a)	4,718

Bahrain (USD) (1%)
1,855,000	Bahrain Government International Bond 144A, 5.63%, 9/30/31 (a)	1,982
7,125,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	8,307

3,560,000	Bahrain Government International Bond 144A, 7.00%, 1/26/26 (a)	4,176
		14,465

Belarus (USD) (1%)
5,405,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	5,837

4,375,000	Republic of Belarus International Bond 144A, 7.63%, 6/29/27 (a)	5,065
		10,902

Brazil (BRL) (1%)
35,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	9,757

Principal or Shares	Security Description	Value (000)
Brazil (USD) (2%)
4,645,000	Brazilian Government International Bond, 4.50%, 5/30/29	$5,050
7,750,000	Brazilian Government International Bond, 4.75%, 1/14/50	8,002
5,210,000	Brazilian Government International Bond, 5.00%, 1/27/45	5,653
4,220,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.822%) 4.50%, 11/21/29 (a)(c)	4,338

4,492,010	USJ-Acucar e Alcool S/A 144A, 10.50%, 11/09/23 (a)	3,032
		26,075

Cayman Islands (USD) (1%)
5,105,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26 (a)	5,338

868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(d)(e)	9
		5,347

Chile (USD) (1%)
2,997,826	Latam Airlines 2015-1 Pass-Through Trust A, 4.20%, 11/15/27	3,102

2,193,499	Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 11/15/23	2,209
		5,311

Colombia (USD) (4%)
5,105,000	Colombia Government International Bond, 3.88%, 4/25/27	5,500
3,655,000	Colombia Government International Bond, 4.50%, 3/15/29	4,135
6,045,000	Colombia Government International Bond, 5.00%, 6/15/45	7,365
7,449,000	Colombia Government International Bond, 6.13%, 1/18/41	10,093
5,935,000	Colombia Government International Bond, 7.38%, 9/18/37	8,730

3,010,000	Ecopetrol SA, 5.88%, 5/28/45	3,628
		39,451

Costa Rica (USD) (1%)
5,220,000	Costa Rica Government International Bond 144A, 6.13%, 2/19/31 (a)	5,561
2,560,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	2,721

1,870,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	2,015
		10,297

Dominica Republic (DOP) (0%)
213,300,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	4,082

Dominica Republic (USD) (2%)
1,425,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	1,529
6,335,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	6,974
4,010,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	4,369

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,130,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	$1,259
3,350,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	3,780
4,490,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	5,138
3,160,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	3,792
		26,841

Ecuador (USD) (2%)
13,645,000	Ecuador Government International Bond 144A, 7.88%, 1/23/28 (a)	11,126
3,935,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	3,474
1,520,000	Ecuador Government International Bond, 7.95%, 6/20/24 (f)	1,342
2,820,000	Ecuador Government International Bond 144A, 8.75%, 6/02/23 (a)	2,638
1,370,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	1,220
		19,800

Egypt (USD) (3%)
2,000,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (a)	2,104
1,950,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (a)	2,122
6,690,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	7,666
5,780,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	6,264
3,565,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	4,088
5,030,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	5,811
		28,055

El Salvador (USD) (1%)
3,900,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	4,282
2,410,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	2,810
1,325,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	1,545
2,565,000	El Salvador Government International Bond 144A, 8.63%, 2/28/29 (a)	3,158
		11,795

Gabon (USD) (1%)
1,965,000	Gabon Government International Bond 144A, 6.38%, 12/12/24 (a)	2,117
2,800,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	2,831
1,810,000	Gabon Government International Bond 144A, 6.95%, 6/16/25 (a)	1,958
		6,906

Georgia (GEL) (0%)
5,260,000	Bank of Georgia JSC 144A, 11.00%, 6/01/20 GEL (a)	1,829

Principal or Shares	Security Description	Value (000)
Georgia (USD) (1%)
3,460,000	Bank of Georgia JSC 144A, 6.00%, 7/26/23 (a)	$3,681
915,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	953
6,605,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	7,263
3,140,000	TBC Bank JSC 144A, 5.75%, 6/19/24 (a)	3,328
		15,225

Ghana (USD) (2%)
2,205,000	Ghana Government International Bond 144A, 7.63%, 5/16/29 (a)	2,253
2,224,086	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	2,492
2,690,000	Ghana Government International Bond 144A, 7.88%, 3/26/27 (a)	2,883
2,020,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	2,030
2,390,000	Ghana Government International Bond 144A, 8.95%, 3/26/51 (a)	2,451
10,720,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	13,814
		25,923

Guatemala (USD) (2%)
3,895,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	4,081
5,530,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	5,850
5,851,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	6,327
2,250,000	Guatemala Government Bond 144A, 4.90%, 6/01/30 (a)	2,427
3,375,000	Guatemala Government Bond 144A, 6.13%, 6/01/50 (a)	4,018
		22,703

Honduras (USD) (0%)
2,080,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,313

India (USD) (3%)
810,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	878
4,240,000	Adani Transmission Ltd. 144A, 4.25%, 5/21/36 (a)	4,286
4,240,000	Export-Import Bank of India 144A, 3.25%, 1/15/30 (a)	4,260
3,760,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	3,905
4,610,000	Power Finance Corp. Ltd. 144A, 6.15%, 12/06/28 (a)	5,399
4,170,000	ReNew Power Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	4,198
1,275,000	ReNew Power Pvt. Ltd. 144A, 6.45%, 9/27/22 (a)	1,324
5,060,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	5,192
		29,442

Indonesia (EUR) (1%)
4,760,000	Indonesia Government International Bond, 1.40%, 10/30/31 EUR	5,291

2

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Indonesia (USD) (4%)
1,880,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	$2,308
800,000	Indonesia Government International Bond 144A, 3.70%, 1/08/22 (a)	825
1,490,000	Indonesia Government International Bond 144A, 4.63%, 4/15/43 (a)	1,714
2,805,000	Indonesia Government International Bond 144A, 4.75%, 7/18/47 (a)	3,303
2,595,000	Indonesia Government International Bond 144A, 5.25%, 1/17/42 (a)	3,214
1,640,000	Indonesia Government International Bond 144A, 6.75%, 1/15/44 (a)	2,407
3,575,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	5,745
1,950,000	Indonesia Government International Bond, 8.50%, 10/12/35 (f)	3,134
2,060,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	2,183
4,380,000	Pertamina Persero PT 144A, 4.70%, 7/30/49 (a)	4,702
2,050,000	Perusahaan Listrik Negara PT 144A, 3.88%, 7/17/29 (a)	2,154
4,315,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	5,506
4,305,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27 (a)	4,680
2,605,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.40%, 3/01/28 (a)	2,881
		44,756
Ivory Coast (EUR) (1%)
3,190,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)	3,754
2,355,000	Ivory Coast Government International Bond 144A, 6.88%, 10/17/40 EUR (a)	2,806
		6,560
Ivory Coast (USD) (1%)
7,025,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)	7,217
2,630,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	2,846
		10,063
Jordan (USD) (1%)
5,095,000	Jordan Government International Bond 144A, 7.38%, 10/10/47 (a)	5,614

Kazakhstan (KZT) (1%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A,
	8.95%, 5/04/23 KZT (a)	5,242

Kazakhstan (USD) (1%)
4,225,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)	5,249

Kenya (USD) (1%)
3,870,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (a)	4,203
1,730,000	Kenya Government International Bond 144A, 8.25%, 2/28/48 (a)	1,869
		6,072

Principal or Shares	Security Description	Value (000)
Lebanon (USD) (0%)
3,240,000	Lebanon Government International Bond, 6.20%, 2/26/25 (f)	$1,236
1,935,000	Lebanon Government International Bond, 6.60%, 11/27/26 (f)	732
2,880,000	Lebanon Government International Bond, 6.75%, 11/29/27 (f)	1,086
2,790,000	Lebanon Government International Bond, 7.00%, 3/23/32 (b)(f)	1,025
		4,079

Luxembourg (USD) (1%)
2,762,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	2,775
4,885,000	Gazprom PJSC Via Gaz Capital SA 144A, 5.15%, 2/11/26 (a)	5,477
4,150,000	Ultrapar International SA 144A, 5.25%, 6/06/29 (a)	4,459
		12,711

Malaysia (USD) (1%)
7,500,000	1MDB Energy Ltd., 5.99%, 5/11/22 (f)	7,914

Mauritius (USD) (0%)
1,610,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (a)	1,666

Mexico (MXN) (1%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	1,096
48,696,137	Mexican Udibonos, 4.00%, 11/30/28 MXN	2,729
95,331,062	Mexican Udibonos, 4.00%, 11/03/50 MXN	5,751
		9,576

Mexico (USD) (6%)
3,430,000	Aerovias de Mexico SA de CV 144A, 7.00%, 2/05/25 (a)	3,430
3,180,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.308%) 5.88%, 9/13/34 (a)(c)	3,515
7,131,840	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	8,177
4,308,651	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	4,776
4,265,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	4,691
3,567,000	Mexico Government International Bond, 3.25%, 4/16/30	3,632
5,200,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (a)	5,303
5,143,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	5,587
8,765,000	Petroleos Mexicanos, 6.50%, 3/13/27	9,528
2,650,000	Petroleos Mexicanos, 6.50%, 1/23/29	2,832
3,020,000	Petroleos Mexicanos, 6.63%, 6/15/35	3,156
4,439,000	Petroleos Mexicanos, 6.75%, 9/21/47	4,507
1,046,000	Petroleos Mexicanos 144A, 6.84%, 1/23/30 (a)	1,135
5,320,000	Petroleos Mexicanos 144A, 6.95%, 1/28/60 (a)	5,412
456,000	Petroleos Mexicanos 144A, 7.69%, 1/23/50 (a)	503
		66,184

Mongolia (USD) (3%)
5,705,000	Development Bank of Mongolia LLC 144A, 7.25%, 10/23/23 (a)	6,076
5,410,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	5,510
3,065,000	Mongolia Government International Bond, 5.13%, 12/05/22 (f)	3,121

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,350,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	$3,434
8,475,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	9,611
9,073,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	9,799
		37,551

Netherlands (USD) (2%)
2,640,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	2,683
2,050,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)	2,116
4,580,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	4,997
4,550,000	Petrobras Global Finance BV, 6.90%, 3/19/49	5,552
3,240,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	3,353
		18,701

Nigeria (USD) (2%)
4,355,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	4,491
3,645,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	3,759
3,940,000	Nigeria Government International Bond 144A, 7.63%, 11/21/25 (a)	4,459
3,785,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,812
3,125,000	Nigeria Government International Bond 144A, 8.75%, 1/21/31 (a)	3,500
		20,021

Oman (USD) (1%)
955,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	989
5,120,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	5,066
5,590,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	5,590
3,970,000	Oman Sovereign Sukuk SAOC 144A, 4.40%, 6/01/24 (a)	4,064
		15,709

Panama (USD) (2%)
1,900,000	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,406
1,840,000	Empresa de Transmision Electrica SA 144A, 5.13%, 5/02/49 (a)	2,157
4,250,000	Panama Government International Bond, 4.30%, 4/29/53	5,189
6,325,000	Panama Government International Bond, 6.70%, 1/26/36	9,127
3,220,000	Panama Government International Bond, 9.38%, 4/01/29	4,973
		23,852

Peru (PEN) (2%)
20,917,000	Peru Government Bond 144A, 5.35%, 8/12/40 PEN (a)(f)	6,472
23,364,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(f)	7,438
12,020,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(f)	4,088

Principal or Shares	Security Description	Value (000)

12,600,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(f)	$4,325
		22,323

Peru (USD) (1%)
2,154,900	ABY Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	2,758
4,435,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 7/15/25 (a)	4,903
3,805,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	4,134
		11,795

Qatar (USD) (1%)
9,520,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	12,146
3,195,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	4,230
		16,376

Romania (USD) (0%)
2,380,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	3,180

Russian Federation (RUB) (1%)
213,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB	3,750
608,930,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	10,679
		14,429

Russian Federation (USD) (2%)
4,800,000	Russian Foreign Bond - Eurobond, 4.75%, 5/27/26 (f)	5,428
4,800,000	Russian Foreign Bond - Eurobond 144A, 5.10%, 3/28/35 (a)	5,864
5,000,000	Russian Foreign Bond - Eurobond 144A, 5.25%, 6/23/47 (a)	6,546
4,800,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42 (f)	6,428
		24,266

Saudi Arabia (USD) (1%)
9,570,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	10,603
5,570,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	5,689
		16,292

Senegal (EUR) (0%)
2,985,000	Senegal Government International Bond 144A, 4.75%, 3/13/28 EUR (a)	3,535

Senegal (USD) (1%)
3,700,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	3,956
1,993,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	2,152
		6,108

Singapore (USD) (0%)
5,040,000	BOC Aviation Ltd. 144A, 3.00%, 9/11/29 (a)	5,059

South Africa (USD) (3%)
6,330,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	6,811

4

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

3,530,000	Eskom Holdings SOC Ltd. 144A, 6.75%, 8/06/23 (a)	$3,581
8,895,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	8,802
3,890,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	3,836
2,370,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	2,586
2,545,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	2,596
		28,212
South Africa (ZAR) (0%)
99,000,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	4,609

Sri Lanka (USD) (3%)
5,390,000	Sri Lanka Government International Bond 144A, 5.75%, 4/18/23 (a)	5,417
2,950,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	3,005
3,775,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	3,610
670,000	Sri Lanka Government International Bond 144A, 6.75%, 4/18/28 (a)	650
6,015,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	6,105
7,770,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	7,718
5,860,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	5,977
		32,482
Tunisia (USD) (1%)
8,375,000	Banque Centrale de Tunisie International Bond 144A, 5.75%, 1/30/25 (a)	7,787

Turkey (USD) (3%)
1,320,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	1,351
5,360,000	Turkey Government International Bond, 4.25%, 4/14/26	5,253
5,065,000	Turkey Government International Bond, 5.63%, 3/30/21	5,226
6,140,000	Turkey Government International Bond, 6.00%, 3/25/27	6,504
5,370,000	Turkey Government International Bond, 6.13%, 10/24/28	5,702
4,675,000	Turkey Government International Bond, 7.25%, 12/23/23	5,211
3,175,000	Turkey Government International Bond, 7.38%, 2/05/25	3,592
		32,839
Ukraine (EUR) (1%)
4,330,000	Ukraine Government International Bond 144A, 4.38%, 1/27/30 EUR (a)	4,776
3,160,000	Ukraine Government International Bond 144A, 6.75%, 6/20/26 EUR (a)	4,069
		8,845
Ukraine (UAH) (0%)
103,920,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)	4,444

Principal or Shares	Security Description	Value (000)
Ukraine (USD) (2%)
2,895,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(g)	$2,877
2,228,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	2,433
1,166,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,290
3,635,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	4,057
11,418,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	12,959
3,180,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	3,654
		27,270
United Arab Emirates (USD) (2%)
7,100,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	8,360
5,660,000	Abu Dhabi Government International Bond 144A, 3.13%, 9/30/49 (a)	5,669
3,005,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	3,777
		17,806
United Kingdom (EGP) (0%)
44,200,000	HSBC Bank PLC 144A, 14.80%, 2/01/23 EGP (a)	2,854
United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)	7,045

United Kingdom (LKR) (0%)
378,400,000	Standard Chartered Bank 144A, 10.75%, 3/03/21 LKR (a)	2,136
470,500,000	Standard Chartered Bank 144A, 11.00%, 8/05/25 LKR (a)	2,767
		4,903
United States (IDR) (1%)
75,400,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	5,522
48,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)	3,795
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	2,011
11,270,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 11.00%, 9/17/25 IDR (a)	1,004
		12,332
United States (UAH) (1%)
134,000,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)	6,097

Uruguay (USD) (3%)
15,265,000	Uruguay Government International Bond, 4.98%, 4/20/55	19,042
9,824,580	Uruguay Government International Bond, 5.10%, 6/18/50	12,438
		31,480
Uruguay (UYU) (0%)
30,890,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	732

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

150,550,000	Uruguay Government International Bond 144A, 9.88%, 6/20/22 UYU (a)	$4,003
		4,735

Venezuela (USD) (0%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (h)(i)	544
6,055,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(h)(i)	515
1,122,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	199
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (f)(h)(i)	432
2,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (h)(i)	302
7,789,000	Venezuela Government International Bond, 7.65%, 4/21/25 (h)(i)	993
4,020,000	Venezuela Government International Bond, 7.75%, 10/13/19 (h)(i)	513
9,060,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)(i)	1,155
		4,653

Virgin Islands (British) (USD) (2%)
24,600,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (f)	24,419
1,460,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)(b)	1,553
		25,972

Zambia (USD) (0%)
3,045,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	2,114
3,060,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	2,104
		4,218

Total Bonds (Cost - $1,059,239)		1,083,871

U.S. Government Agency (3%)
28,000,000	FHLB Discount Note, 1.52%, 2/03/20 (e) (Cost - $27,998)	28,000

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
10,811,059	Payden Cash Reserves Money Market Fund * (Cost - $ 10,811)	$10,811
Total Investments (Cost - $ 1,098,048) (100%)		1,122,682
Other Assets, net of Liabilities (0%)		2,220

Net Assets (100%)		$1,124,902

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $3,278 and the total market value of the collateral held by the Fund is $3,446. Amounts in 000s.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(d)	Perpetual security with no stated maturity date.
(e)	Yield to maturity at time of purchase.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Non-income producing security.

6

Payden Emerging Markets Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
IDR 117,126,000	USD 8,293	Barclays Bank PLC	03/26/2020	$242
IDR 68,102,000	USD 4,958	Barclays Bank PLC	03/26/2020	5
USD 5,537	PLN 21,158	Barclays Bank PLC	03/18/2020	75
USD 11,067	THB 340,790	Barclays Bank PLC	04/22/2020	114
USD 5,067	ZAR 74,380	BNP PARIBAS	05/21/2020	183
USD 5,325	CLP 3,944,000	HSBC Bank USA, N.A.	03/13/2020	400
USD 24,753	EUR 22,165	HSBC Bank USA, N.A.	03/23/2020	90

				1,109

Liabilities:
BRL 43,611	USD 10,375	HSBC Bank USA, N.A.	03/20/2020	(219)
CLP 3,944,000	USD 5,142	HSBC Bank USA, N.A.	03/13/2020	(217)
COP 18,223,000	USD 5,401	HSBC Bank USA, N.A.	04/20/2020	(100)
PLN 21,158	USD 5,559	Barclays Bank PLC	03/18/2020	(97)
RUB 366,480	USD 5,829	HSBC Bank USA, N.A.	03/25/2020	(134)
USD 18,843	IDR 270,075,000	Barclays Bank PLC	03/26/2020	(837)
USD 9,428	RUB 613,770	HSBC Bank USA, N.A.	03/25/2020	(111)
USD 1,550	MXN 30,060	HSBC Bank USA, N.A.	04/15/2020	(23)
ZAR 74,380	USD 4,946	BNP PARIBAS	05/21/2020	(62)

				(1,800)

Net Unrealized Appreciation (Depreciation)				$(691)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 7.71% Monthly, Pay Variable 8.473% (28-day MXIBTIIE) Monthly	03/20/2024	$455,000	$1,119	$—	$1,119

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 33 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2024	$46,500	$3,750	$3,798	$(48)
Protection Bought (Relevant Credit: Republic of Turkey), Pay 1% Quarterly, Receive upon credit default	12/20/2024	14,190	(902)	(903)	1

			$2,848	$2,895	$(47)

7   Payden Mutual Funds